As filed with the Securities and Exchange Commission on June 29, 2009
Securities Act File No. 33-151672
Investment Company Act File No. 811-22208

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

     Pre-Effective Amendment No.                                     [ ]
     Post-Effective Amendment No. 9                                     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

     Amendment No. 10                                             [X]

VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

615 S. Dupont Hwy., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, MO 64112

P.O. Box 219777

Kansas City, MO 64121-6777

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b);
[X] on July 6, 2009 pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on ____ (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on ____ (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 to the registration statement on Form N-1A for the Valued Advisers Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 4 from June 29, 2009 to July 6, 2009 for the Registrant’s Arrowhead Money Market Fund. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 that was filed with the Securities and Exchange Commission on March 5, 2009.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 23.     Exhibits.

(a)(1)     Certificate of Trust.1

(a)(2)     Agreement and Declaration of Trust.2

(a)(3)     Amended Schedule A to the Agreement and Declaration of Trust.6

(b)     Bylaws.2

(c)     Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.2

(d)(1)     Investment Advisory Agreement between the Trust and IndexEdge Investment Consulting, LLC.2

(d)(2)     Investment Advisory Agreement between the Trust and Golub Group, LLC. 6

(d)(3)     Investment Advisory Agreement between the Trust and Cobalt Management Group, LLC 8

(e)(1)     Distribution Agreement between the Trust and Unified Financial Securities, Inc.2

(e)(2)     Amended Exhibit A to the Distribution Agreement between the Trust and Unified Financial Securities, Inc.6

(f)     Not applicable.

(g)(1)     Custody Agreement between the Trust and Huntington National Bank.2

(g)(2)     Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank.6

(h)(1)     Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.2

(h)(2)     Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.6

(h)(3)     Expense Limitation Agreement between the Trust and IndexEdge Investment Consulting, LLC.2

(h)(4)     Expense Limitation Agreement between the Trust and Golub Group, LLC. 6

(h)(5)     Expense Limitation Agreement between the Trust and Cobalt Management Group, LLC 8

(i)(1)     Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to IndexEdge® Long-Term Portfolio Fund.2

(i)(2)     Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund. 6

(i)(3)     Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Arrowhead Money Market Fund. 8

(j)(1)     Consent of Briggs, Bunting & Doughterty, LLP, Independent Public Accountants, with respect to IndexEdge® Long-Term Portfolio Fund.2

(j)(2)     Consent of Briggs, Bunting & Doughterty, LLP, Independent Public Accountants, with respect to Golub Group Equity Fund.6

(j)(3)     Consent of Briggs, Bunting & Doughterty, LLP, Independent Public Accountants, with respect to Arrowhead Money Market Fund.7

(j)(4)     Consent of Ashland Partners, with respect to Golub Group Equity Fund. 6

(k)     Not applicable.

(l)     Initial Capital Agreement.2

(m)(1)     Distribution Plan under Rule 12b-1 for IndexEdge® Long-Term Portfolio Fund Class A Shares.2

(m)(2)     Distribution Plan under Rule 12b-1 for Golub Group Equity Fund. 6

(n)(1)     Rule 18f-3 Multi-Class Plan, with respect to IndexEdge® Long-Term Portfolio Fund.2

(o)     Reserved.

(p)(1)     Code of Ethics for the Trust.2

(p)(2)     Code of Ethics for IndexEdge Investment Consulting, LLC.2

(p)(3)     Code of Ethics for Golub Group, LLC. 6

(p)(4)     Code of Ethics for Cobalt Management Group, LLC 8

(p)(5)     Code of Ethics for Unified Financial Securities, Inc.2

(q)     Powers of Attorney.2

-----------------------

1.     Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

2.     Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

3.     Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 filed December 5, 2008 (File No. 811-22208).

4.     Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed February 27, 2009 (File No. 811-22208).

5.      Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed March 4, 2009 (File No. 811-22208).

6.     Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

7. Filed herewith.

8. To be filed by amendment.

ITEM 24.     Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 25.     Indemnification.

Reference is made to the Registrant's Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.     Business and Other Connections of the Investment Adviser.

See the Prospectuses section entitled “Management of the Fund–Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 27.     Principal Underwriters.

(a)       Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Dreman Contrarian Funds, Hirtle Callaghan Trust, Huntington Funds, James Advantage Funds, RiverNorth Funds, TrendStar Investment Trust, The Penn Street Fund, Inc. and Unified Series Trust.

(b) The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Melissa K. Gallagher**	President	None
Stephen D. Highsmith, Jr.**	Senior Vice President and Treasurer	Treasurer
John C. Swhear** Edward J. Kane* A. Dawn Story*	Chief Compliance Officer Vice President Vice President	Vice President and Chief Compliance Officer None None
Anna Maria Spurgin**	Assistant Vice President	None
D. Eric McKenzie**	Assistant Vice President	None
Karyn E. Cunningham** Richard A. Cheap* Larry D. Case*	Controller Secretary Assistant Secretary	None None None

*      The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215

**      The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c) Not Applicable.

ITEM 28. Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for the Fund).

(b)	IndexEdge Investment Consulting, LLC, 650 Poydras Street, Suite 1400, New Orleans, Louisiana 70130 (records relating to its function as the investment adviser to IndexEdge® Long-Term Portfolio Fund).

(c)	Golub Group, LLC, 2929 Campus Drive, Suite 145, San Mateo, CA 94403 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(d)	Cobalt Management Group, LLC, 1442 Market Street, Suite 200, Denver, Colorado 80202 (records relating to its function as the investment adviser to Arrowhead Money Market Fund).

(e)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(f)	Unified Fund Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

ITEM 29. Management Services.

Not Applicable.

ITEM 30. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 29h day of June, 2009.

VALUED ADVISERS TRUST

By: /s/ Anthony J. Ghoston*

     Anthony J. Ghoston, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

____________________*_____________________     June 29, 2009

R. Jeffrey Young, Trustee, Chairman                         Date

____________________*_____________________     June 29, 2009

Stephen D. Highsmith, Jr., Treasurer and Principal                Date
     Financial Officer

____________________*_____________________     June 29, 2009

Anthony J. Ghoston, Trustee, President and Principal          Date

Executive Officer

____________________*_____________________     June 29, 2009

Dr. Merwyn Vanderlind, Trustee                         Date

[GRAPHIC OMITTED]

* By: /s/ Carol J. Highsmith      June 29, 2009

Carol J. Highsmith, Vice President, Attorney in Fact          Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

------------------------------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A          NAME OF EXHIBIT
--------------------          --------------------------

(j)(3)     Consent of Briggs, Bunting & Doughterty, LLP, Independent Public Accountants, with respect to Arrowhead Money Market Fund